Disposal of Lianwai Kindergarten - Summary of Consideration Net Assets and Disposal Gain of Disposal Group (Detail) - Lianwai Kindergarten [Member]	Nov. 28, 2018 CNY (¥)
Consideration	¥ (10,136,000)
Disposal Group, Not Discontinued Operations [member]
Consideration	10,136,000
Net assets of Lianwai Kindergarten as of the disposal date	(9,893,029)
Disposal gain	¥ 242,971